Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 32,733	$ 30,857
Cash flow used in financing activities
Decrease in notes payable	(646)	111
Issue of long-term debt	5,195	1,951
Repayment of long-term debt	(1,858)	(2,023)
Repurchase of financial liability	(149)	0
Cash dividends paid on common and preferred shares	(3,668)	(3,448)
Cash dividends paid by subsidiaries to non-controlling interests	(47)	(39)
Increase in securitized receivables	0	700
Other financing activities	(24)	(31)
Total cash flows from (used in) financing activities excluding equity	(1,197)	(2,779)
Non-cash changes arising from
Increase in lease liabilities	1,562	1,008
Dividends declared on common and preferred shares	3,717	3,508
Dividends declared by subsidiaries to non-controlling interests	47	39
Effect of changes in foreign exchange rates	0	0
Business acquisitions	5	8
Business disposition	(93)	(14)
Reclassification to liabilities held for sale	(7)
Other	245	106
Total non-cash changes	5,476	4,655
Ending balance	37,012	32,733
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	31,920	29,673
Cash flow used in financing activities
Decrease in notes payable	(646)	42
Issue of long-term debt	5,195	1,951
Repayment of long-term debt	(1,858)	(2,023)
Repurchase of financial liability	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Increase in securitized receivables		700
Other financing activities	(24)	(13)
Total cash flows from (used in) financing activities excluding equity	2,667	657
Non-cash changes arising from
Increase in lease liabilities	1,562	1,008
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(169)	437
Business acquisitions	5	8
Business disposition	(93)	(14)
Reclassification to liabilities held for sale	(7)
Other	292	151
Total non-cash changes	1,590	1,590
Ending balance	36,177	31,920
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	(307)	79
Cash flow used in financing activities
Decrease in notes payable	0	69
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Repurchase of financial liability	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Increase in securitized receivables		0
Other financing activities	0	0
Total cash flows from (used in) financing activities excluding equity	0	69
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	169	(437)
Business acquisitions	0	0
Business disposition	0	0
Reclassification to liabilities held for sale	0
Other	(15)	(18)
Total non-cash changes	154	(455)
Ending balance	(153)	(307)
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	867	811
Cash flow used in financing activities
Decrease in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Repurchase of financial liability	0
Cash dividends paid on common and preferred shares	(3,668)	(3,448)
Cash dividends paid by subsidiaries to non-controlling interests	(47)	(39)
Increase in securitized receivables		0
Other financing activities	0	0
Total cash flows from (used in) financing activities excluding equity	(3,715)	(3,487)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	3,717	3,508
Dividends declared by subsidiaries to non-controlling interests	47	39
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Business disposition	0	0
Reclassification to liabilities held for sale	0
Other	(6)	(4)
Total non-cash changes	3,758	3,543
Ending balance	910	867
OTHER LIABILITIES (2)
Changes in liabilities arising from financing activities [abstract]
Beginning balance	253	294
Cash flow used in financing activities
Decrease in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Repurchase of financial liability	(149)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Increase in securitized receivables		0
Other financing activities	0	(18)
Total cash flows from (used in) financing activities excluding equity	(149)	(18)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Business disposition	0	0
Reclassification to liabilities held for sale	0
Other	(26)	(23)
Total non-cash changes	(26)	(23)
Ending balance	$ 78	$ 253